Retirement Plans - Summary of Expected Benefit Payments (Detail)	Dec. 31, 2020 USD ($)
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
2021	$ 1,661,000
2022	275,000
2023	316,000
2024	355,000
2025	419,000
2026 through 2030	2,970,000
Total	$ 5,996,000